Vessels, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Vessels, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	2,304,036	(721,691)	1,582,345
Depreciation	—	(89,903)	(89,903)
Vessel acquisitions and other vessels’ costs	51,853	—	51,853
Transfer from advances for vessel acquisitions	689,112	—	689,112
Derecognition of vessels	(29,659)	53	(29,606)
Disposals	(54,343)	37,930	(16,413)
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	—	(99,515)	(99,515)
Vessel acquisitions and other vessels’ costs	28,984	—	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	—	(93,961)	(93,961)
Other vessels’ costs	2,758	—	2,758
Disposals	(6,156)	3,189	(2,967)
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650

On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. The newbuilds MSC Azov (Hull H1068A), MSC Ajaccio (Hull H1069A) and MSC Amalfi (Hull H1070A) were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively. The Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on time charter with its initial time charterer (Note 11).

During the year ended December 31, 2013, the Company took delivery from the shipyard of the seven newbuild container vessels MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage at an aggregate cost of $689,112. Furthermore, during the year ended December 31, 2013, the Company acquired the four secondhand container vessels Venetiko, Petalidi, Ensenada Express and Padma (ex. X-Press Padma) at an aggregate price of $51,853. On July 12, 2013, pursuant to the Framework Deed (Notes 8 and 9), York (as defined below) participated with a 51% interest in the share capital of the ship-owning companies of the vessels Petalidi, Ensenada Express and Padma (Note 9).

During the year ended December 31, 2013, the Company sold for scrap the container vessels MSC Washington, MSC Austria and MSC Antwerp at an aggregate price of $23,809 and recognized a net gain of $518, which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying 2013 consolidated statement of income.

During the year ended December 31, 2014, the Company acquired the three secondhand vessels Neapolis, Areopolis and Lakonia at an aggregate price of $27,740.

During the year ended December 31, 2014, the Company sold for demolition the container vessel Konstantina, MSC Kyoto and Akritas at an aggregate price of $24,329 and recognized a net gain of $2,543, which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying 2014 consolidated statement of income.

During the year ended December 31, 2015, the Company sold for demolition the container vessel MSC Challenger at a price of $5,022 and recognized a gain of $1,688, which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying 2015 consolidated statement of income.

Forty-four of the Company’s vessels, with a total carrying value of $1,839,665 as of December 31, 2015, have been provided as collateral to secure the long-term debt discussed in Note 10. This excludes the three vessels under the sale and leaseback transaction described in Note 11.